Supplement to the
Fidelity® Enhanced High Yield ETF and Fidelity® Preferred Securities & Income ETF
December 30, 2024
As Revised January 24, 2025
Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of Fidelity® Enhanced High Yield ETF.
The following information replaces similar information for Fidelity® Enhanced High Yield ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rahul Bhargava (Co-Lead Portfolio Manager) has managed the fund since 2024.
Leo Landes (Co-Lead Portfolio Manager) has managed the fund since 2025.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2022.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Fidelity® Enhanced High Yield ETF found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rahul Bhargava is Co-Lead Portfolio Manager of Fidelity® Enhanced High Yield ETF, which he has managed since 2024. Since joining Fidelity Investments in 2024, Mr. Bhargava has worked as a portfolio manager. Prior to joining the firm, Mr. Bhargava served as Portfolio Manager at Jocassee Quantitative from 2021 to 2023 and Managing Director at Blackstone from 2019 to 2020.
Leo Landes is Co-Lead Portfolio Manager of Fidelity® Enhanced High Yield ETF, which he has managed since 2025.  Since joining Fidelity Investments in 2025, Mr. Landes has worked as a portfolio manager. Prior to joining the firm, Mr. Landes served as a portfolio manager at BlackRock from 2012 to 2024.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Enhanced High Yield ETF, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
Benjamin Harrison is Co-Portfolio Manager of Fidelity® Enhanced High Yield ETF, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.
HIE-PSTK-0425-104 1.9910129.104	April 30, 2025